Submission	Feb. 19, 2026
Submission [Line Items]
Central Index Key	0001874252
Registrant Name	MAINZ BIOMED N.V.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A